Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000039882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Global Fund (Class Y)
Accumulated Value		$ 5,000,000		$ 5,338,893	$ 7,049,007	$ 6,311,138	$ 7,044,057	$ 8,149,747	$ 9,449,376	$ 6,532,613	$ 7,909,790	$ 11,227,716	$ 13,801,551
C000009526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Global Fund (Class C) — With CDSC
Accumulated Value	[1]	10,000		10,565	13,815	12,242	13,528	15,494	17,779	12,168	14,583	20,647	25,318
C000009524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis Global Fund (Class A) — With sales charge
Accumulated Value	[2]	9,525		10,141	13,360	11,928	13,281	15,324	17,737	12,232	14,774	20,918	25,650
C000039879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis International Fund (Class A) — With sales charge
Accumulated Value	[3]	9,525		9,558	12,315	10,823	11,612	14,006	12,848	8,644	10,272	14,752	17,801
C000039881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis International Fund (Class C) — With CDSC
Accumulated Value	[4]	10,000		9,921	12,659	11,025	11,735	14,032	12,772	8,533	10,063	14,453	17,440
C000082064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis International Fund (Class Y)
Accumulated Value		5,000,000		5,030,174	6,502,966	5,728,580	6,164,275	7,452,399	6,854,709	4,625,475	5,510,921	7,936,024	9,605,731
MSCI ACWI C000039882 [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,102,401	6,286,159	6,253,471	7,040,782	7,385,077	10,138,233	8,114,915	8,966,981	11,907,323	14,603,142
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI
Accumulated Value		10,000		10,205	12,572	12,507	14,082	14,770	20,276	16,230	17,934	23,815	29,206
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA
Accumulated Value		10,000		10,022	12,391	11,370	12,652	12,321	15,976	12,026	13,477	16,756	20,934
MSCI ACWI ex USA C000082064 [Member]
Account Value [Line Items]
Accumulated Value		$ 5,000,000		$ 5,011,000	$ 6,195,600	$ 5,685,083	$ 6,325,792	$ 6,160,689	$ 7,987,949	$ 6,012,777	$ 6,738,519	$ 8,378,160	$ 10,466,835

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Reflects 4.75% front-end sales charge.
[3]	Reflects 4.75% front-end sales charge.
[4]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.